FORM 13F HOLDINGS REPORT

13F-HR
01/06/2005 FRANCIS M. REPS
0001073402
7j@eeabd
REPS FRANCIS M.
NONE
1



FRAN YOUNGER
(805) 545-7712
MOMYOUNGER@aol.com



13F-HR
Form 13F Holdings Report




UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C. 20549

	FORM 13F

	FORM 13F COVER PAGE








Report for the Calendar Year or Quarter Ended: December 31, 2004

















Check here if amendment [ ]; Amendment Number
This amendment (check only one): [ ] is a restatement
                               [ ] adds new holdings entries

Institutional Investment manager filing this Report:

Name:		Francis M. Reps, Investment Advisor
Address: 	P.O. Box  5727, Bellingham, WA 98227-5727

13F file Number: 28-7362

The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Fran Younger
Title:	Assistant
Phone:	805-545-7712

Signature, place and date of Signing:

Fran Younger      San Luis Obispo, CA    January 06, 2005

Report type (check only one):

[X] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of other managers Reporting for this manager

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F HOLDINGS REPORT

















Report Summary


Number of Other Included Managers	0

Form 13F Table Entry Total	1

Form 13F Table Information Value Total	$181,812,520.00










NAME OF ISSUER		TITLE OF CLASS	CUSIP		VALUE		SHARES/SH/PRN	INVSTMT	VOTING															OTHER 	AUTHORITY
SOLE/SHARED/NONE							(X$1000)				PRN AM 	DSCRETN MGRS


ENERPLUS RESOURCES      COM            29274D604     35184  	 969000  SH		SOLE	       969000
NEWMONT MINING		COM		   651639106     16209   	 365000  SH 	SOLE	       365000
PENGROWTH ENERGY TR	COM		   70690210	      9348         449000  SH		SOLE	       449000
PERMIAN BASIN		COM		   714236106     52033  	3730000  SH		SOLE	      3730000
SAN JUAN ROYALTY TRUST	COM		   798241105     69036	 	2345000  SH	  	SOLE	      2345000

